Equity Transactions (Details) (USD $)	12 Months Ended
Mar. 31, 2014
Warrant Activity [Roll Forward]
Warrants outstanding, beginning of period	0
Warrants granted	4,013,336
Warrants outstanding, end of period	4,013,336
Warrants, weighted average exercise price outstanding, beginning of period	$ 0
Warrants, weighted average exercise price granted	$ 0.55
Warrants, weighted average exercise price outstanding, end of period	$ 0.55
Warrants, remaining contractual term, years	2 years 2 months
Warrants, intrinsic value, outstanding, beginning of period	$ 0
Warrants, intrinsic value, outstanding, end of period	$ 139,920